RESEARCH AND DEVELOPMENT	12 Months Ended
Jan. 31, 2026
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT	RESEARCH AND DEVELOPMENT
Our research and development expenses for the years ended January 31, 2026, 2025, and 2024, were $122.3 million, $108.3 million and $107.3 million, respectively.

We capitalize certain costs incurred to develop our commercial software products, and we then recognize those costs within cost of software revenue as the products are available for sale. Activity for our capitalized software development costs for the years ended January 31, 2026, 2025, and 2024, was as follows:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Capitalized software development costs, net, beginning of year	8,113	8,370	9,706
Software development costs capitalized during the year	243	2,601	2,034
Amortization of capitalized software development costs	(2,962)	(2,858)	(3,370)
Capitalized software development costs, net, end of year	$5,394	$8,113	$8,370
During the years ended January 31, 2026, 2025 and 2024 there were no write-offs of unamortized capitalized software development costs.